Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Revenue Recognition – Contract Balances

Revenue Recognition – Contract Balances

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,677 and $2,891 as of June 30, 2020 and December 31, 2019, respectively and are presented under deferred revenues. During the six-month period ended June 30, 2020, the Company recognized revenues in the amount of $402 which have been included in the contract liabilities at December 31, 2019.